Employee Benefit Plans (Schedule Of Expected Long-Term Rate Of Return On Assets Assumptions) (Details)	12 Months Ended
Dec. 31, 2020
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	4.57%
Pension Plan [Member] | International Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	7.58%
Pension Plan [Member] | US Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	6.50%
Pension Plan [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	5.60%
Pension Plan [Member] | Credit Strategies [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	3.90%
Pension Plan [Member] | Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	2.32%
Pension Plan [Member] | Oncor Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	3.75%
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	5.24%
OPEB Plan [Member] | 401(h) Accounts [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	5.59%
OPEB Plan [Member] | Life Insurance VEBA [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	5.10%
OPEB Plan [Member] | Union VEBA [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	5.10%
OPEB Plan [Member] | Non-union VEBA [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	1.10%
OPEB Plan [Member] | Shared retiree VEBA [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	1.10%
OPEB Plan [Member] | Vistra Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	4.20%